Loss Per Share Attributable to Equity Holders of the Company (Details) - Schedule of dilutive ordinary shares in issue during the year - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic Loss Per Share Numerator
Loss for the year attributable to owners of the Company (in Dollars)	$ (14,419,972)	$ (5,146,810)	$ (1,419,299)
Diluted Loss Per Share Numerator
Loss for the year attributable to owners of the Company (in Dollars)	$ (14,419,972)	$ (5,146,810)	$ (1,419,299)
Basic Loss Per Share Denominator
Original shares:	11,650,205	11,421,393	11,421,393
- Issuance of common stock, weighted	6,649,104	228,812
Basic weighted average shares outstanding	18,299,309	11,650,205	11,421,393
Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	18,299,309	11,650,205	11,421,393
Loss Per Share
- Basic and diluted (in Dollars per share)	$ (0.79)	$ (0.44)	$ (0.12)
Weighted Average Shares Outstanding
- Basic and diluted	18,299,309	11,650,205	11,421,393